Note 12 - Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2013	2012
Common stock options	3,192,849	63,272
Restricted stock units (unvested)	—	10,125
Shares issuable upon conversion of preferred stock	—	406,563
Shares issuable upon conversion of convertible debt	—	—
Warrants	2,005,684	627,895
Total shares excluded from calculation	5,198,533	1,107,855